Risk Management and Derivative Instruments (Details 2) - Commodity Derivatives $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) bbl	Jun. 30, 2015 USD ($)
Option | Oil | Put
Derivative liabilities:
Payment of deferred premium	$ 0	$ 0	$ 3,300
Number of barrels covered under the commodity contract | bbl			549,000
Not designated as Hedging Instrument
Risk Management and Derivative Instruments
Total derivative fair value at period end	126,709	(30,812)		$ 33,991
Derivative assets:
Gross Recognized Assets	126,709	2,578		36,860
Gross Amounts Offset, Assets		1,859		1,002
Net Recognized Fair Value Assets	126,709	719		35,858
Derivative liabilities:
Gross Recognized Liabilities		33,390		2,869
Gross Amounts Offset, Liabilities		1,859		1,002
Net Recognized Fair Value Liabilities		31,531		1,867
Not designated as Hedging Instrument | Current Assets
Derivative assets:
Gross Recognized Assets	126,709	2,559		36,860
Gross Amounts Offset, Assets		1,859		1,002
Net Recognized Fair Value Assets	126,709	700		35,858
Not designated as Hedging Instrument | Non-Current Assets
Derivative assets:
Gross Recognized Assets		19
Net Recognized Fair Value Assets		19
Not designated as Hedging Instrument | Current Liabilities
Derivative liabilities:
Gross Recognized Liabilities		29,739		2,869
Gross Amounts Offset, Liabilities		1,859		1,002
Net Recognized Fair Value Liabilities		27,880		1,867
Not designated as Hedging Instrument | Non-Current Liabilities
Derivative liabilities:
Gross Recognized Liabilities		3,651
Net Recognized Fair Value Liabilities		3,651
Not designated as Hedging Instrument | Swaps | Current Assets | Oil
Derivative assets:
Gross Recognized Assets	106,450			27,708
Not designated as Hedging Instrument | Swaps | Current Assets | NGL
Derivative assets:
Gross Recognized Assets		469
Not designated as Hedging Instrument | Swaps | Current Assets | Natural Gas
Derivative assets:
Gross Recognized Assets	$ 20,259	469		9,152
Not designated as Hedging Instrument | Swaps | Non-Current Assets | Natural Gas
Derivative assets:
Gross Recognized Assets		19
Not designated as Hedging Instrument | Swaps | Current Liabilities | Oil
Derivative liabilities:
Gross Recognized Liabilities		(28,871)		$ 2,869
Not designated as Hedging Instrument | Swaps | Current Liabilities | NGL
Derivative liabilities:
Gross Recognized Liabilities		(74)
Not designated as Hedging Instrument | Swaps | Current Liabilities | Natural Gas
Derivative liabilities:
Gross Recognized Liabilities		(496)
Not designated as Hedging Instrument | Swaps | Non-Current Liabilities | Oil
Derivative liabilities:
Gross Recognized Liabilities		(3,338)
Not designated as Hedging Instrument | Swaps | Non-Current Liabilities | Natural Gas
Derivative liabilities:
Gross Recognized Liabilities		(313)
Not designated as Hedging Instrument | Collars | Current Assets | Oil
Derivative assets:
Gross Recognized Assets		64
Not designated as Hedging Instrument | Collars | Current Assets | Natural Gas
Derivative assets:
Gross Recognized Assets		751
Not designated as Hedging Instrument | Collars | Current Liabilities | Oil
Derivative liabilities:
Gross Recognized Liabilities		(272)
Not designated as Hedging Instrument | Collars | Current Liabilities | Natural Gas
Derivative liabilities:
Gross Recognized Liabilities		(26)
Not designated as Hedging Instrument | Basis Differential Swaps | Current Assets
Derivative assets:
Gross Recognized Assets		$ 806